SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per common share

Three Months Ended March 31, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$61,910
Unrealized gain on marketable securities held in Trust Account	9,455

Net loss allocable to shares subject to possible redemption	$71,365
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	19,801,982

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(51,352,965)
Net loss allocable to Common stock subject to possible redemption	(71,365)

Non-Redeemable Net Loss	$(51,424,330)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	8,948,018

Basic and diluted net loss per share	$(5.75)

For the Period from September 23, 2020 (Inception) through December 31, 2020
Common stock subject to possible redemption

Numerator: Earnings allocable to Common stock subject to possible redemption

Interest earned on marketable securities held in Trust Account	$5,060

Unrealized loss on marketable securities held in Trust Account	(33,449)

Net loss allocable to shares subject to possible redemption	$(28,389)

Denominator: Weighted Average Common stock subject to possible redemption

Basic and diluted weighted average shares outstanding	19,978,262

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock

Numerator: Net Loss minus Net Earnings

Net loss	$(2,493,666)

Net loss allocable to Common stock subject to possible redemption	28,389

Non-Redeemable Net Loss	$(2,465,277)

Denominator: Weighted Average Non-Redeemable Common Stock

Basic and diluted weighted average shares outstanding	6,582,520

Basic and diluted net loss per share	$(0.37)